Document and Entity Information	Jun. 09, 2026
Cover [Abstract]
Entity Registrant Name	NORTHERN STATES POWER CO /WI/
Security 12b Title	Common Stock
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000072909
Document Type	8-K
Document Period End Date	Jun. 09, 2026
Entity Incorporation State Country Code	WI
Entity File Number	001-03140
Entity Tax Identification Number	39-0508315
Entity Address, Address Line One	1414 West Hamilton Avenue
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	(715)
Local Phone Number	852-5812
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false